Northern Lights Fund Trust III

Newfound Total Return Fund

Incorporated herein by reference is the definitive version of the supplement for the Newfound Total Return Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 12, 2014, (SEC Accession No. 0000910472-14-004165).